Additional disclosures to financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Additional disclosures to financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2020	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	20,008	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value

Current assets
Bond funds (1)	3,667	--	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted) (1)	2,000	--	--	--	2,000	2,000	--	--	2,000
Note receivable (1)	1,278	--	--	--	1,278	1,278	--	--	1,278

Non-current assets
Derivative financial instruments (2)	2,274	--	--	--	2,274	--	2,274	--	2,274
Equity securities	--	5	--	--	5	--	--	5	5

Financial assets not measured at fair value

Current assets
Cash and cash equivalents	--	--	4,368	--	4,368	4,368	--	--	4,368
Restricted Cash	--	--	463	--	463	463	--	--	463
Trade and other receivables	--	--	5,915	--	5,915	--	--	--	--

Financial liabilities not measured at fair value

Current liabilities
Long-term debt (3)	--	--	--	10,864	10,864	--	--	10,858	10,858
Trade payables	--	--	--	2,797	2,797	--	--	--	n/a

Non-current liabilities
Long-term debt (3)	--	--	--	6,682	6,682	--	--	6,148	6,148

(1) Comparative figures for the year ended December 31, 2019, were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019, were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(3) Previously presented under level 2

Schedule of gains and losses for financial assets and liabilities

Year Ended December 31,
2020
(€ in thousands)
Financial asset measured at amortized cost	(31)
Total interest expense	(3)
Other operating income from change of impairment	182
Other operating income from unrealized foreign currency translation	50
Other operating expense from change of impairment	(120)
Other operating expense from unrealized foreign currency translation	(140)
Financial asset measured at fair value through profit or loss	94
Total interest income	171
Total interest expense	(10)
Other operating income from unrealized foreign currency translation	32
Other operating expense from unrealized foreign currency translation	(99)
Financial liabilties measured at amortized cost	(1,769)
Total interest expense	(1,769)
Other operating income from unrealized foreign currency translation	3
Other operating expense from unrealized foreign currency translation	(3)
Financial liabilties measured at fair value through profit or loss	(808)
Total interest expense	(808)
Total	(2,514)

Summary of overview of all outstanding loans

				December 31, 2020		December 31, 2019
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	3.27%	2020	800	--	800	73
Secured bank loan	EUR	2.29%	2021	700	110	700	254
Secured bank loan	EUR	2.35%	2021	1,000	70	1,000	278
Secured bank loan	EUR	2.47%	2038	2,000	1,695	2,000	1,774
Secured bank loan	EUR	2.72%	2038	1,000	848	1,000	887
Secured bank loan	EUR	2.42%	2038	500	429	500	448
Secured bank loan	EUR	2.73%	2037	500	472	500	446
Secured bank loan	EUR	1.75%	2040	1,000	887	1,000	899
Secured bank loan	EUR	2.48%	2022	675	238	675	376
Secured bank loan	EUR	2.49%	2024	500	332	500	429
Unsecured bank loan	EUR	3.92%	2025	29	24	29	24
Unsecured bank loan	USD	2.90%	2022	40	10	40	17
Secured bank loan	EUR	0.00%	2022	10,000	12,549	10,000	11,641
Secured bank loan	EUR	12.00%	2025	5,000	5,478	--	--
Lease liabilities	EUR	1.6%-9.3%	2020-2029	3,592	3,124	3,988	3,610
Total interest-bearing liabilities				27,336	26,266	22,732	21,156